Document and Entity Information	0 Months Ended
Aug. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Aug 31, 2012
Registrant Name	American Beacon Funds
Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Jan 9, 2013
Document Effective Date	Dec 31, 2012
Prospectus Date	Dec 31, 2012

American Beacon The London Company Income Equity Fund | American Beacon The London Company Income Equity Fund
American Beacon The London Company Income Equity Fund
Supplement Dated January 9, 2013

To the Prospectus dated December 31, 2012

The information below supplements the Prospectus dated December 31, 2012, and is in addition to any other supplements.

In the “Fees and Expenses of the Fund” section, the Annual Fund Operating Expenses table is replaced with the following table:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	C	Y	Institutional	Investor
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other expenses1	1.05%	1.05%	0.90%	0.80%	1.18%
Total annual fund operating expenses	1.75%	2.50%	1.35%	1.25%	1.63%
Expense reduction and reimbursement	0.46%	0.46%	0.46%	0.46%	0.46%
Total annual fund operating expenses after expense reduction and reimbursement2	1.29%	2.04%	0.89%	0.79%	1.17%

(1)	Based on estimated expenses for the fiscal year ending August 31, 2013.
(2)
The Manager has contractually agreed to reduce fees and/or reimburse expenses for the A Class, C Class, Y Class, Institutional Class and Investor Class of the Fund through December 31, 2013 to the extent that Total Annual Fund Operating Expenses exceed 1.29% for the A Class, 2.04% for the C Class, 0.89% for the Y Class, 0.79% for the Institutional Class, and 1.17% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation).  The contractual expense arrangement can be changed by approval of a majority of the Fund’s Board of Trustees.  The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

In the “Fees and Expenses of the Fund” section, the Example table is replaced with the following table:

Share classes	1 year	3 years
A	$699	$1,052
C	$307	$735
Y	$91	$382
Institutional	$81	$352
Investor	$119	$469

Assuming no redemption of shares:

Share class	1 year	3 years
C	$207	$735

Label	Element	Value
American Beacon The London Company Income Equity Fund | American Beacon The London Company Income Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abf_SupplementTextBlock
Supplement Dated January 9, 2013

To the Prospectus dated December 31, 2012

The information below supplements the Prospectus dated December 31, 2012, and is in addition to any other supplements.

In the “Fees and Expenses of the Fund” section, the Annual Fund Operating Expenses table is replaced with the following table:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	C	Y	Institutional	Investor
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other expenses1	1.05%	1.05%	0.90%	0.80%	1.18%
Total annual fund operating expenses	1.75%	2.50%	1.35%	1.25%	1.63%
Expense reduction and reimbursement	0.46%	0.46%	0.46%	0.46%	0.46%
Total annual fund operating expenses after expense reduction and reimbursement2	1.29%	2.04%	0.89%	0.79%	1.17%

(1)	Based on estimated expenses for the fiscal year ending August 31, 2013.
(2)
The Manager has contractually agreed to reduce fees and/or reimburse expenses for the A Class, C Class, Y Class, Institutional Class and Investor Class of the Fund through December 31, 2013 to the extent that Total Annual Fund Operating Expenses exceed 1.29% for the A Class, 2.04% for the C Class, 0.89% for the Y Class, 0.79% for the Institutional Class, and 1.17% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation).  The contractual expense arrangement can be changed by approval of a majority of the Fund’s Board of Trustees.  The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

In the “Fees and Expenses of the Fund” section, the Example table is replaced with the following table:

Share classes	1 year	3 years
A	$699	$1,052
C	$307	$735
Y	$91	$382
Institutional	$81	$352
Investor	$119	$469

Assuming no redemption of shares:

Share class	1 year	3 years
C	$207	$735

Risk/Return [Heading]	rr_RiskReturnHeading	American Beacon The London Company Income Equity Fund

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 31, 2012